Investment Securities and Derivatives (Tables)	12 Months Ended
Dec. 31, 2024
Investment securities and derivatives [abstract]
Summary of Investments Securities and Derivatives

Investment securities and derivatives comprise:

	2023	2024

Total financial assets at FVTOCI	1,377,130	1,489,682
Total financial assets at FVTPL	642	17,149

Total investment securities and derivatives	1,377,772	1,506,831

Summary of Financial Assets at FVTOCI

Financial assets at FVTOCI comprise:

	2023	2024

Debt securities	1,376,728	1,489,205
Equity investments	402	477

Total financial assets at FVTOCI	1,377,130	1,489,682

	Interest rate, %	2023	Interest rate, %	2024

Debt securities
Bonds of the Ministry of Finance of the Republic of Kazakhstan	0.60-16.70	930,726	0.60-16.70	1,192,962
Corporate bonds	2.00-15.88	252,946	2.00-15.88	292,364
Sovereign bonds of foreign countries	0.63-3.50	1,687	0.63-4.13	3,475
Discount notes of the NBRK	14.44	191,369	14.62	404

Total debt securities		1,376,728		1,489,205

Summary of Grading of Debt Securities

Debt securities are graded according to their external credit ratings issued by an international rating agencies, such as Standard and Poor’s, Fitch and Moody’s Investors Services and are graded as follows:

	A- and higher	BBB+ to BBB-	BB+ to B-	Not rated	Total
Debt securities as at 31 December 2023	33,681	1,335,500	4,037	3,510	1,376,728
Debt securities as at 31 December 2024	36,415	1,373,391	4,957	74,442	1,489,205

Summary of Financial Assets at FVTPL	Financial assets at FVTPL comprise:

	2023	2024

Derivative financial instruments	642	17,149

Total financial assets at FVTPL	642	17,149